Commitments and Contingencies (Details) - USD ($)		9 Months Ended
	Nov. 08, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Deferred underwriting discount		$ 12,075,000		$ 12,075,000	$ 12,075,000
Contingent fees		2,725,000	$ 0	$ 1,000	$ 0
Accrued fees		$ 2,500,000
Stockholders of number of shares who exercised their right to redeem shares		30,460,066
Aggregate amount in Trust Account		$ 317,387,323
Excise tax liability (in percent)		1.00%
Excise tax payable		$ 3,173,873
Cash underwriting discount	$ 6,900,000
Capital Markets Advisor Fee
Commitments and Contingencies
Business combination capital markets advisor fee		$ 2,500,000	$ 0
IPO
Commitments and Contingencies
Deferred underwriting discount (in percentage)	3.50%
Deferred underwriting discount	$ 12,075,000
Cash underwriting discount	$ 6,900,000
Cash underwriting discount per unit	$ 0.20